Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flows From Operating Activities
Net Income	$ 3,842,885	$ 4,954,484	$ 5,861,556
Adjustments:
Depreciation and Amortization	272,734	175,488	167,612
Write back of Allowance for Credit Loss on Accounts Receivable	(131,566)	(153,894)	(66,707)
Expected Credit Loss on Accounts Receivable	99,263	236,853	108,076
Unrealised Foreign Exchange Loss	(631)		(7,311)
Changes in Operating Assets and Liabilities:
Accounts Receivable	1,013,522	(37,965)	(1,914,217)
Prepaid Expenses and Other Current Assets	(1,003,294)	(145,565)	(44,103)
Accounts Payable	(154,276)	171,644	22,331
Accruals and Other Current Liabilities	(1,629,890)	(5,035,950)	7,911,882
Operating Lease Assets and Liabilities, net	(214,650)	(160,335)	(152,262)
Income Tax Payable	(198,936)	(178,024)	994,188
Net Cash Provided by (Used in) Operating Activities	1,895,161	(173,264)	12,881,045
Cash Flows From Investing Activity
Purchases of Plant and Equipment	(126,455)	(36,855)	(9,489)
Cash Used In Investing Activity	(126,455)	(36,855)	(9,489)
Cash Flows From Financing Activities
Dividend Paid	(11,424,665)	(2,100,309)	(819,902)
Repayment of Due to a Director	(513,224)	(34,664)	(6,056)
Deferred IPO costs	(501,770)	(213,860)
Proceeds from issuance of ordinary share	11,966	136,105
Net Cash Used in Financing Activities	(12,427,693)	(2,212,728)	(825,958)
Net Change In Cash and Cash Equivalents	(10,658,987)	(2,422,847)	12,045,598
Cash and Cash Equivalents as of Beginning of the Year	16,607,536	19,030,668	6,985,070
Effects on currency translation on Cash and Cash Equivalents	257	(285)
Cash and Cash Equivalents as of the End of the Year	5,948,806	16,607,536	19,030,668
Supplementary Cash Flows Information
Cash Paid for Taxes	$ (1,024,862)	$ (1,223,534)	$ (165,577)